Accrued Expenses and Other Current Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Accrued Expenses and Other Current Liabilities

11. Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consist of the following:

(in thousands)	June 30, 2023	December 31, 2022
Legal settlement (See note 18)	$6,094	$6,207
Employee compensation and benefits	2,816	2,850
Professional fees	1,163	1,353
Product revenue allowances and reserves	152	82
Other	511	372
Total	$10,736	$10,864

14. Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consist of the following:

(in thousands)	December 31, 2022	December 31, 2021
Legal settlement (See Note 24)	$6,207	$5,625
Employee compensation and benefits	2,850	2,384
Professional fees	1,353	570
Product revenue allowances and reserves	82	246
Other	372	829
Total	$10,864	$9,654